Convertible Preferred Stock and Stockholders' Deficit - Additional Information (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($)
Convertible Preferred Stock And Stockholders Deficit [Line Items]
Preferred stock divident payment terms	The preferential, ratable payment is made to preferred stockholders out of available assets determined as the higher of a) $0.141 per Series A Preferred Share, subject to adjustments as stated in the Restated Certificate, and b) amount that would have been payable if all Series A Preferred Shares were converted into Common Stock in accordance with the stated conversion rights.
Common stock description of voting rights	one vote
Series A Convertible Preferred Stock [Member]
Convertible Preferred Stock And Stockholders Deficit [Line Items]
Temporary equity conversion ratio	1
Temporary equity dividend payable per share	$ 0.0113
Dividends Payable | $	$ 0	$ 0
Preferred stock conversion price per share	$ 0.141
Applicable conversion price per share preferred shares	$ 0.141
Preferred stock conversion basis	Series A Preferred Shares are entitled to stockholder voting rights that are equal to the number of Common Stock into which Series A Preferred Shares are convertible.
Series A Convertible Preferred Stock [Member] | IPO [Member]
Convertible Preferred Stock And Stockholders Deficit [Line Items]
Temporary equity conversion amount | $	$ 75,000
Series A Convertible Preferred Stock [Member] | Minimum [Member]
Convertible Preferred Stock And Stockholders Deficit [Line Items]
Preferred stock conversion price per share	$ 0.423
Temporary equity conversion amount | $	$ 50,000
Series B-1 Preferred Shares [Member]
Convertible Preferred Stock And Stockholders Deficit [Line Items]
Temporary equity dividend payable per share	$ 0.240131
Dividends Payable | $	$ 0	$ 0
Preferred stock conversion price per share	$ 0.3752050
Applicable conversion price per share preferred shares	$ 0.3752050
Preferred stock divident payment terms	The preferential, ratable payment is made to preferred stockholders out of available assets determined as the higher of a) $3.752050 per Series B-1 Preferred Share, subject to adjustments as stated in the Restated Certificate, and b) the amount that would have been payable if all Series B-1 Preferred Shares were converted into Common Stock in accordance with the stated conversion rights.
Series B-1 Preferred Shares [Member] | IPO [Member]
Convertible Preferred Stock And Stockholders Deficit [Line Items]
Temporary equity conversion amount | $	$ 75,000
Series B-1 Preferred Shares [Member] | Maximum [Member]
Convertible Preferred Stock And Stockholders Deficit [Line Items]
Temporary equity dividend payable per share	$ 0.300164
Series B-2 Preferred Shares [Member]
Convertible Preferred Stock And Stockholders Deficit [Line Items]
Temporary equity conversion ratio	75,000,000.0
Temporary equity dividend payable per share	$ 0.240131
Dividends Payable | $	$ 0
Preferred stock conversion price per share	$ 0.3001640
Applicable conversion price per share preferred shares	$ 0.3001640
Preferred stock divident payment terms	The preferential, ratable payment is made to preferred stockholders out of available assets determined as the higher of a) $3.752050 per Series B-1 Preferred Share, subject to adjustments as stated in the Restated Certificate, and b) the amount that would have been payable if all Series B-1 Preferred Shares were converted into Common Stock in accordance with the stated conversion rights.